Revenue and Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue and Deferred Revenue [Abstract]
Recognized of revenue	$ 2,700	$ 120